Share-Based Payment (Details) - Schedule of outstanding options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Stock Options [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	12,400,000
Four Directors [Member] | December 30, 2014
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	600,000
Position	Four Directors
Grant date	Dec. 30, 2014	[1],[2]
Exercise price in NIS | $ / shares	$ 0.4325
Fair value USD in thousands | $	$ 46
Vesting schedule	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
Two Directors [Member] | March 25, 2015 [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	300,000
Position	Two Directors
Grant date	Mar. 25, 2015	[1],[2]
Exercise price in NIS | $ / shares	$ 0.4
Fair value USD in thousands | $	$ 24
Vesting schedule	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
Chairman of Board [Member] | March 31, 2016 [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	1,500,000
Position	Chairman of Board
Grant date	Mar. 31, 2016	[1],[2]
Exercise price in NIS | $ / shares	$ 0.6
Fair value USD in thousands | $	$ 63
Vesting schedule	12 equal portions each quarter over a period of 3 years from the date of grant
Chief Executive Officer (new) [Member] | July 7, 2020 [Member]
Share-Based Payment (Details) - Schedule of outstanding options [Line Items]
Options outstanding	10,000,000
Position	Chief Executive Officer (new)
Grant date	Jul. 07, 2020	[1],[2]
Exercise price in NIS | $ / shares	$ 0.09
Fair value USD in thousands | $	$ 103
Vesting schedule	12 equal portions each quarter over a period of 3 years from the grant date

[1]	As of December 31, 2021, the unrecognized compensation cost related to all unvested options of approximately $15 thousands is expected to be recognized as an expense over a weighted-average recognition period of approximately 1.5 years.
[2]	Date of the Company’s Board of Directors’ decision (or shareholders, if required).